Discontinued Operations and Disposition (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations
	For The Years Ended December 31,
	2021	2020	2019
Revenues	$-	$237,431	$379,630
Cost of revenues	-	160,810	199,888
Gross profit	-	76,621	179,742
Operating expenses	-	(353,219)	(196,060)
Other expenses, net	-	(45,125)	(2,240)
Loss before income taxes	-	(321,723)	(18,558)
Income tax expense	-	767	58,386
Loss from discontinued operations	-	(322,490)	(76,944)
Gain from disposal, net of taxes	-	347,990	-
Total gain (loss) from discontinued operations	$-	$25,500	$(76,944)